Summary Prospectus, Statutory Prospectus and Statement of Additional Information Supplement dated July 29, 2021
The purpose of this supplement is to provide you with changes to the current Summary and Statutory Prospectuses and Statement of Additional Information for the Fund listed below:
Invesco Limited Term Municipal Income Fund
This supplement amends the Summary and Statutory Prospectuses and Statement of Additional Information of the above referenced fund (the “Fund”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary and Statutory Prospectuses and Statement of Additional Information and retain it for future reference.
Effective July 30, 2021, the following changes apply:
The following information replaces in its entirety the table appearing under the heading “Management of the Fund” in the prospectuses:
Portfolio Managers	Title	Length of Service on the Fund
Mark Paris	Portfolio Manager	2015

John Connelly	Portfolio Manager	2016

Joshua Cooney	Portfolio Manager	2020

Michael Magee	Portfolio Manager	2021

Tim O’Reilly	Portfolio Manager	2016

James Phillips	Portfolio Manager	2015

John Schorle	Portfolio Manager	2018

Rebecca Setcavage	Portfolio Manager	2020

Julius Williams	Portfolio Manager	2015

The following information replaces in its entirety the information appearing under the heading “Fund Management – Portfolio Managers” in the Statutory Prospectus:
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
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Mark Paris, Portfolio Manager, who has been responsible for the Fund since 2015 and has been associated with Invesco and/or its affiliates since 2010.
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John Connelly, Portfolio Manager, who has been responsible for the Fund since 2016 and has been associated with Invesco and/or its affiliates since 2016.
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Joshua Cooney, Portfolio Manager, who has been responsible for the Fund since 2020 and has been associated with Invesco and/or its affiliates since 1999.
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Michael Magee, Portfolio Manager, who has been responsible for the Fund since 2021 and has been associated with Invesco and/or its affiliates since 2010.
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Tim O’Reilly, Portfolio Manager, who has been responsible for the Fund since 2016 and has been associated with Invesco and/or its affiliates since 2010.
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James Phillips, Portfolio Manager, who has been responsible for the Fund since 2015 and has been associated with Invesco and/or its affiliates since 2010.
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John Schorle, Portfolio Manager, who has been responsible for the Fund since 2018 and has been associated with Invesco and/or its affiliates since 2010.
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Rebecca Setcavage, Portfolio Manager, who has been responsible for the Fund since 2020 and has been associated with Invesco and/or its affiliates since 2019. Ms. Setcavage was associated with OppenheimerFunds, a global asset management firm from 2017 to 2019. From 2004 to 2017, she was employed by T. Rowe Price where she last served as a Portfolio Investment Analyst.
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Julius Williams, Portfolio Manager, who has been responsible for the Fund since 2015 and has been associated with Invesco and/or its affiliates since 2010.
More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of this prospectus.
The Fund’s Statement of Additional Information provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.
Effective July 30, 2021, Charles S. Pulire no longer serves as Portfolio Manager of the Fund. All references to Mr. Pulire in the Summary and Statutory Prospectuses and Statement of Additional Information are hereby removed.
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